Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets pre-offsetting
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	€ 12,489	€ 14,023
Deferred tax assets pre-offsetting | Unused tax losses
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	2,720	3,966
Deferred tax assets pre-offsetting | Unused tax credits
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	326	172
Deferred tax assets pre-offsetting | Trading activities, including derivatives
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	3,154	3,634
Deferred tax assets pre-offsetting | Employee benefits, including equity settled share based payments
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	1,814	1,755
Deferred tax assets pre-offsetting | Accrued interest expense
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	1,621	1,477
Deferred tax assets pre-offsetting | Loans and borrowings, including allowance for loans
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	886	846
Deferred tax assets pre-offsetting | Leases
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	806	857
Deferred tax assets pre-offsetting | Intangible Assets
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	46	52
Deferred tax assets pre-offsetting | Fair value OCI (IFRS 9)
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	410	496
Deferred tax assets pre-offsetting | Other assets
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	525	525
Deferred tax assets pre-offsetting | Other provisions
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	177	237
Deferred tax assets pre-offsetting | Other liabilities
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets pre offsetting	4	6
Deferred tax liabilities pre-offsetting
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	7,340	7,895
Deferred tax liabilities pre-offsetting | Trading activities, including derivatives
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	4,432	4,874
Deferred tax liabilities pre-offsetting | Employee benefits, including equity settled share based payments
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	515	324
Deferred tax liabilities pre-offsetting | Loans and borrowings, including allowance for loans
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	465	538
Deferred tax liabilities pre-offsetting | Leases
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	718	762
Deferred tax liabilities pre-offsetting | Intangible Assets
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	763	752
Deferred tax liabilities pre-offsetting | Fair value OCI (IFRS 9)
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	50	45
Deferred tax liabilities pre-offsetting | Other assets
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	280	270
Deferred tax liabilities pre-offsetting | Other provisions
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	111	292
Deferred tax liabilities pre-offsetting | Other liabilities
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax liabilities pre offsetting	€ 6	€ 38